First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Australia — 8.3%
176,793	APA Group (AUD) (c)	$950,859
39,490	BHP Group Ltd. (AUD) (c)	997,327
46,125	Coles Group Ltd. (AUD) (c)	614,106
48,010	Fortescue Ltd. (AUD) (c)	543,197
108,520	Harvey Norman Holdings Ltd. (AUD) (c)	402,374
12,408	JB Hi-Fi Ltd. (AUD) (c)	883,721
141,210	Medibank Pvt Ltd. (AUD) (c)	461,531
158,999	Metcash Ltd. (AUD) (c)	396,941
8,384	Rio Tinto Ltd. (AUD) (c)	596,252
156,652	Stockland (AUD) (c)	555,375
84,664	Super Retail Group Ltd. (AUD) (c)	828,143
307,326	Ventia Services Group Pty Ltd. (AUD) (c)	1,023,329
287,071	Vicinity Ltd. (AUD) (c)	451,992
20,493	Wesfarmers Ltd. (AUD) (c)	1,120,956
10,622	Woodside Energy Group Ltd. (AUD) (c)	179,749
		10,005,852
	Austria — 0.3%
11,456	Wienerberger AG (EUR) (c)	384,033
	Belgium — 0.2%
28,636	Proximus SADP (EUR) (c)	237,929
	Bermuda — 0.2%
15,088	Orient Overseas International Ltd. (HKD) (c)	271,468
	Canada — 2.6%
23,420	ARC Resources Ltd. (CAD)	457,211
74,274	B2Gold Corp. (CAD)	249,796
31,358	Canadian Natural Resources Ltd. (CAD)	992,611
1,074	George Weston Ltd. (CAD)	204,080
18,177	Pembina Pipeline Corp. (CAD)	675,603
14,598	Suncor Energy, Inc. (CAD)	575,765
		3,155,066
	Cayman Islands — 0.7%
121,301	CK Hutchison Holdings Ltd. (HKD) (c)	789,549
	Denmark — 1.3%
230	A.P. Moller - Maersk A/S, Class A (DKK) (c)	451,299
230	A.P. Moller - Maersk A/S, Class B (DKK) (c)	454,195
13,208	Novo Nordisk A/S, Class B (DKK) (c)	614,278
		1,519,772
	Finland — 2.2%
5,410	Elisa Oyj (EUR) (c)	278,359
Shares	Description	Value

	Finland (Continued)
100,411	Nordea Bank Abp (EUR) (c)	$1,465,177
10,512	Orion Oyj, Class B (EUR) (c)	841,579
		2,585,115
	France — 8.6%
26,789	AXA S.A. (EUR) (c)	1,301,121
22,089	BNP Paribas S.A. (EUR) (c)	2,014,038
1,640	Christian Dior SE (EUR) (c)	838,508
52,764	Credit Agricole S.A. (EUR) (c)	971,097
10,908	FDJ UNITED (EUR) (c)	340,241
428	Hermes International S.C.A. (EUR) (c)	1,046,670
1,221	LVMH Moet Hennessy Louis Vuitton SE (EUR) (c)	655,448
2,374	Sanofi S.A. (EUR) (c)	213,116
29,784	TotalEnergies SE (EUR) (c)	1,771,122
8,397	Vinci S.A. (EUR) (c)	1,166,419
		10,317,780
	Germany — 6.8%
5,138	Allianz SE (EUR) (c)	2,030,426
13,383	Bayer AG (EUR) (c)	416,235
7,325	Bayerische Motoren Werke AG (EUR) (c)	696,985
54,080	Deutsche Bank AG (EUR) (c)	1,781,209
18,465	DHL Group (EUR) (c)	827,339
20,884	Fresenius SE & Co. KGaA (EUR) (c)	996,809
1,460	Hapag-Lloyd AG (EUR) (c) (d) (e)	210,740
13,242	Mercedes-Benz Group AG (EUR) (c)	749,766
1,537	SAP SE (EUR) (c)	439,514
		8,149,023
	Greece — 1.3%
24,462	Eurobank Ergasias Services and Holdings S.A. (EUR) (c)	89,785
52,153	Hellenic Telecommunications Organization S.A. (EUR)	946,321
21,989	OPAP S.A. (EUR) (c)	492,482
		1,528,588
	Israel — 0.9%
9,080	First International Bank Of Israel (The) Ltd. (ILS) (c)	630,675
65,381	ICL Group Ltd. (ILS) (c)	407,318
		1,037,993
	Italy — 5.4%
20,442	ACEA S.p.A (EUR) (c)	453,655
16,656	Azimut Holding S.p.A. (EUR) (c)	566,180
41,887	Banca Mediolanum S.p.A. (EUR) (c)	738,837

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Italy (Continued)
81,398	Banca Popolare di Sondrio S.p.A. (EUR) (c)	$1,114,595
48,696	Eni S.p.A. (EUR) (c)	831,112
73,895	Pirelli & C S.p.A. (EUR) (c) (d) (e)	498,154
45,555	Poste Italiane S.p.A. (EUR) (c) (d) (e)	984,213
66,823	Unipol Assicurazioni S.p.A. (EUR) (c)	1,340,318
		6,527,064
	Japan — 20.4%
26,100	Advantest Corp. (JPY) (c)	1,735,628
23,200	Bandai Namco Holdings, Inc. (JPY) (c)	750,217
22,200	Chugai Pharmaceutical Co., Ltd. (JPY) (c)	1,064,200
3,400	Disco Corp. (JPY) (c)	1,004,791
3,300	Fast Retailing Co., Ltd. (JPY) (c)	1,006,598
85,100	Honda Motor Co., Ltd. (JPY) (c)	881,032
6,700	Hoya Corp. (JPY) (c)	845,291
23,200	ITOCHU Corp. (JPY) (c)	1,216,901
582	Japan Metropolitan Fund Invest (JPY) (c)	423,302
33,100	Japan Tobacco, Inc. (JPY) (c)	945,324
46,400	KDDI Corp. (JPY) (c)	761,499
13,100	Mitsui OSK Lines Ltd. (JPY) (c)	440,321
46,900	Mizuho Financial Group, Inc. (JPY) (c)	1,375,655
56,000	MS&AD Insurance Group Holdings, Inc. (JPY) (c)	1,196,500
13,150	Nintendo Co., Ltd. (JPY) (c)	1,099,063
22,900	Nippon Yusen KK (JPY) (c)	803,098
13,100	Niterra Co., Ltd. (JPY) (c)	451,606
561,200	NTT, Inc. (JPY) (c)	566,734
16,500	Obic Co., Ltd. (JPY) (c)	587,443
3,300	Oracle Corp. Japan (JPY) (c)	356,877
39,300	ORIX Corp. (JPY) (c)	882,798
25,600	Recruit Holdings Co., Ltd. (JPY) (c)	1,518,878
6,700	SCREEN Holdings Co., Ltd. (JPY) (c)	522,666
16,500	Sega Sammy Holdings, Inc. (JPY) (c)	337,297
26,600	Sekisui House Ltd. (JPY) (c)	557,983
30,800	Shionogi & Co., Ltd. (JPY) (c)	515,109
334,000	SoftBank Corp. (JPY) (c)	482,576
23,400	Takeda Pharmaceutical Co., Ltd. (JPY) (c)	642,793
20,000	Tokyo Gas Co., Ltd. (JPY) (c)	669,772
Shares	Description	Value

	Japan (Continued)
33,300	USS Co., Ltd. (JPY) (c)	$361,934
40,000	ZOZO, Inc. (JPY) (c)	395,975
		24,399,861
	Jersey — 0.3%
138,127	Man Group PLC (GBP) (c)	299,978
	Luxembourg — 0.3%
102,647	B&M European Value Retail S.A. (GBP) (c)	303,413
	Netherlands — 2.9%
2,009	ASML Holding N.V. (EUR) (c)	1,392,386
1,690	Ferrari N.V. (EUR) (c)	741,078
149,426	Koninklijke KPN N.V. (EUR) (c)	667,562
78,344	Stellantis N.V. (EUR) (c)	691,395
		3,492,421
	New Zealand — 0.2%
131,915	Spark New Zealand Ltd. (NZD) (c)	188,623
	Norway — 0.5%
25,661	Equinor ASA (NOK) (c)	659,169
	Portugal — 0.2%
74,137	Navigator (The) Co., S.A. (EUR) (c)	261,842
	Singapore — 1.4%
45,908	Hafnia Ltd. (NOK) (c)	252,292
167,700	Keppel DC REIT (SGD) (c)	305,184
218,300	Singapore Airlines Ltd. (SGD) (c)	1,140,217
		1,697,693
	Spain — 2.5%
103,827	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	1,731,656
29,541	Endesa S.A. (EUR)	854,604
13,800	Logista Integral S.A. (EUR) (c)	436,778
		3,023,038
	Switzerland — 8.3%
26,594	ABB Ltd. (CHF) (c)	1,736,538
27,287	EFG International AG (CHF) (c)	540,847
2,183	Kuehne + Nagel International AG (CHF) (c)	445,068
11,597	Nestle S.A. (CHF) (c)	1,013,312
20,007	Novartis AG (CHF) (c)	2,278,539
1,168	Roche Holding AG (CHF) (c)	364,501
1,646	Roche Holding AG (CHF) (c)	547,024
4,006	Sandoz Group AG (CHF) (c)	229,099
6,937	SGS S.A. (CHF) (c)	704,892
56,680	UBS Group AG (CHF) (c)	2,106,457
		9,966,277

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom — 23.3%
29,291	3i Group PLC (GBP) (c)	$1,600,530
4,708	AstraZeneca PLC (GBP) (c)	686,861
415,550	Barclays PLC (GBP) (c)	2,031,224
71,649	Barratt Redrow PLC (GBP) (c)	352,833
19,077	Big Yellow Group PLC (GBP) (c)	235,213
30,818	BP PLC, ADR	990,799
293,690	BP PLC (GBP) (c)	1,574,268
26,634	British American Tobacco PLC (GBP) (c)	1,426,985
142,685	BT Group PLC (GBP) (c)	389,680
541,289	Centrica PLC (GBP) (c)	1,176,634
74,354	Evraz PLC (GBP) (c) (f) (g) (h)	0
2,116	GSK PLC (GBP) (c)	38,922
245,181	HSBC Holdings PLC (GBP) (c)	2,987,045
43,337	IG Group Holdings PLC (GBP) (c)	645,326
30,650	Imperial Brands PLC (GBP) (c)	1,194,723
24,715	Inchcape PLC (GBP) (c)	228,735
46,793	Investec PLC (GBP) (c)	346,123
94,593	J Sainsbury PLC (GBP) (c)	378,241
24,138	Mondi PLC (GBP) (c)	326,304
61,525	National Grid PLC (GBP) (c)	864,558
222,127	NatWest Group PLC (GBP) (c)	1,541,919
130,537	OSB Group PLC (GBP) (c)	954,848
24,678	Reckitt Benckiser Group PLC (GBP) (c)	1,849,519
16,877	Rio Tinto PLC (GBP) (c)	1,005,188
83,054	Safestore Holdings PLC (GBP) (c)	736,476
71,282	Shell PLC (GBP) (c)	2,561,395
276,914	Taylor Wimpey PLC (GBP) (c)	372,585
25,562	Unilever PLC (GBP) (c)	1,483,125
		27,980,059
	Total Common Stocks	118,781,606
	(Cost $94,748,355)
MONEY MARKET FUNDS — 0.0%
4,332	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (i)	4,332
	(Cost $4,332)

	Total Investments — 99.1%	118,785,938
	(Cost $94,752,687)
	Net Other Assets and Liabilities — 0.9%	1,059,757
	Net Assets — 100.0%	$119,845,695

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2025, securities noted as such are valued at $112,834,816 or 94.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Non-income producing security.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
USD	– United States Dollar

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Sector Allocation	% of Total Investments
Financials	28.4%
Consumer Discretionary	13.4
Industrials	11.5
Energy	9.7
Health Care	8.7
Consumer Staples	8.0
Information Technology	5.1
Communication Services	4.7
Utilities	4.2
All Other	6.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	30.7%
GBP	23.2
JPY	20.5
AUD	8.4
CHF	8.4
CAD	2.7
DKK	1.3
SGD	1.2
HKD	0.9
ILS	0.9
USD	0.8
NOK	0.8
NZD	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 3,155,066	$ 3,155,066	$ —	$ —
Greece	1,528,588	946,321	582,267	—
Spain	3,023,038	854,604	2,168,434	—
United Kingdom	27,980,059	990,799	26,989,260	—**
Other Country Categories*	83,094,855	—	83,094,855	—
Money Market Funds	4,332	4,332	—	—
Total Investments	$118,785,938	$5,951,122	$112,834,816	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Austria — 0.9%
2,161	Raiffeisen Bank International AG (EUR) (c)	$62,398
	Bermuda — 2.0%
2,797	Hiscox Ltd. (GBP) (c)	47,620
3,007	Stolt-Nielsen Ltd. (NOK) (c)	87,992
		135,612
	Denmark — 1.9%
24	A.P. Moller - Maersk A/S, Class A (DKK) (c)	47,092
24	A.P. Moller - Maersk A/S, Class B (DKK) (c)	47,394
730	Novo Nordisk A/S, Class B (DKK) (c)	33,951
		128,437
	Finland — 3.5%
35,922	Nokia Oyj (EUR) (c)	146,395
827	Orion Oyj, Class B (EUR) (c)	66,208
1,027	TietoEVRY Oyj (EUR) (c)	17,679
		230,282
	France — 11.7%
548	Amundi S.A. (EUR) (c) (d) (e)	40,497
3,147	Bouygues S.A. (EUR) (c)	129,583
2,454	Carrefour S.A. (EUR) (c)	35,168
49	Christian Dior SE (EUR) (c)	25,053
220	Cie de Saint-Gobain S.A. (EUR) (c)	25,238
860	FDJ UNITED (EUR) (c)	26,825
220	LVMH Moet Hennessy Louis Vuitton SE (EUR) (c)	118,099
1,452	Rexel S.A. (EUR) (c)	43,886
259	Sanofi S.A. (EUR) (c)	23,251
1,429	Sodexo S.A. (EUR) (c)	84,988
2,263	TotalEnergies SE (EUR) (c)	134,570
691	Vinci S.A. (EUR) (c)	95,986
		783,144
	Germany — 8.2%
439	Allianz SE (EUR) (c)	173,483
529	Brenntag SE (EUR) (c)	32,819
1,594	DHL Group (EUR) (c)	71,420
1,690	Fresenius SE & Co. KGaA (EUR) (c)	80,665
2,208	Mercedes-Benz Group AG (EUR) (c)	125,018
442	Nemetschek SE (EUR) (c)	65,855
		549,260
	Greece — 2.9%
4,936	Hellenic Telecommunications Organization S.A. (EUR)	89,564
Shares	Description	Value

	Greece (Continued)
4,222	National Bank of Greece S.A. (EUR) (c)	$58,891
1,980	OPAP S.A. (EUR) (c)	44,346
		192,801
	Israel — 0.7%
704	First International Bank Of Israel (The) Ltd. (ILS) (c)	48,898
	Italy — 6.4%
20,835	A2A S.p.A. (EUR) (c)	50,770
1,500	Azimut Holding S.p.A. (EUR) (c)	50,989
10,190	BPER Banca S.p.A. (EUR) (c)	100,275
11,411	Enel S.p.A. (EUR) (c)	100,626
4,764	Eni S.p.A. (EUR) (c)	81,309
10,178	Hera S.p.A. (EUR) (c)	43,551
		427,520
	Jersey — 1.8%
1,832	Experian PLC (GBP) (c)	96,530
10,906	Man Group PLC (GBP) (c)	23,685
		120,215
	Luxembourg — 2.1%
7,037	B&M European Value Retail S.A. (GBP) (c)	20,800
6,943	Tenaris S.A. (EUR) (c)	121,261
		142,061
	Netherlands — 6.3%
334	ASML Holding N.V. (EUR) (c)	231,487
81	Ferrari N.V. (EUR) (c)	35,519
8,975	Stellantis N.V. (EUR) (c)	79,205
502	Wolters Kluwer N.V. (EUR) (c)	78,191
		424,402
	Norway — 0.8%
2,157	Equinor ASA (NOK) (c)	55,408
	Portugal — 1.0%
2,558	Galp Energia SGPS S.A. (EUR) (c)	48,846
5,100	Navigator (The) Co., S.A. (EUR) (c)	18,012
		66,858
	Singapore — 1.3%
15,125	Hafnia Ltd. (NOK) (c)	83,121
	Spain — 5.3%
2,899	Acerinox S.A. (EUR) (c)	33,453
1,510	Amadeus IT Group S.A. (EUR) (c)	121,244
9,581	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	159,795
1,275	Logista Integral S.A. (EUR) (c)	40,354
		354,846

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden — 2.1%
444	Evolution AB (SEK) (c) (d) (e)	$39,499
1,001	Investor AB, Class A (SEK) (c)	29,040
9,910	Telefonaktiebolaget LM Ericsson, Class B (SEK) (c)	71,982
		140,521
	Switzerland — 12.1%
166	Kuehne + Nagel International AG (CHF) (c)	33,844
2,156	Nestle S.A. (CHF) (c)	188,385
1,748	Novartis AG (CHF) (c)	199,075
47	Partners Group Holding AG (CHF) (c)	63,182
564	Roche Holding AG (CHF) (c)	176,009
145	Roche Holding AG (CHF) (c)	48,189
428	SGS S.A. (CHF) (c)	43,490
86	Swisscom AG (CHF) (c)	59,756
		811,930
	United Kingdom — 28.8%
2,794	3i Group PLC (GBP) (c)	152,671
504	AstraZeneca PLC (GBP) (c)	73,530
4,923	Auto Trader Group PLC (GBP) (c) (d) (e)	54,349
10,080	Beazley PLC (GBP) (c)	118,770
5,626	BP PLC (GBP) (c)	30,157
2,682	British American Tobacco PLC (GBP) (c)	143,695
32,665	BT Group PLC (GBP) (c)	89,210
490	Diageo PLC (GBP) (c)	11,876
14,693	Drax Group PLC (GBP) (c)	137,226
2,092	Dunelm Group PLC (GBP) (c)	33,559
44,089	Evraz PLC (GBP) (c) (f) (g) (h)	0
5,636	GSK PLC (GBP) (c)	103,669
7,416	HSBC Holdings PLC (GBP) (c)	90,349
1,702	ICG PLC (GBP) (c)	48,733
10,849	Inchcape PLC (GBP) (c)	100,406
683	Intertek Group PLC (GBP) (c)	44,409
5,496	National Grid PLC (GBP) (c)	77,231
335	Next PLC (GBP) (c)	54,378
6,207	OSB Group PLC (GBP) (c)	45,403
2,558	RELX PLC (GBP) (c)	132,917
4,028	Shell PLC (GBP) (c)	144,739
17,570	Tesco PLC (GBP) (c)	98,716
2,507	Unilever PLC (GBP) (c)	145,458
		1,931,451
	Total Common Stocks	6,689,165
	(Cost $6,284,978)
Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
72,116	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (i)	$72,116
	(Cost $72,116)

	Total Investments — 100.9%	6,761,281
	(Cost $6,357,094)
	Net Other Assets and Liabilities — (0.9)%	(61,511)
	Net Assets — 100.0%	$6,699,770

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2025, securities noted as such are valued at $6,599,601 or 98.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Non-income producing security.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of July 31, 2025.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
ILS	– Israeli Shekel
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	19.4%
Industrials	15.6
Consumer Discretionary	13.4
Health Care	11.9
Energy	10.3
Consumer Staples	9.2
Information Technology	7.9
Utilities	6.1
Communication Services	4.3
All Other	1.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	47.5%
GBP	31.4
CHF	12.0
NOK	3.3
SEK	2.1
DKK	1.9
USD	1.1
ILS	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Greece	$ 192,801	$ 89,564	$ 103,237	$ —
United Kingdom	1,931,451	—	1,931,451	—**
Other Country Categories*	4,564,913	—	4,564,913	—
Money Market Funds	72,116	72,116	—	—
Total Investments	$6,761,281	$161,680	$6,599,601	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 93.4%
	Bermuda — 1.1%
211,722	COSCO SHIPPING Ports Ltd. (HKD) (c)	$148,262
14,114	Orient Overseas International Ltd. (HKD) (c)	253,943
		402,205
	Brazil — 3.9%
55,338	Banco do Brasil S.A. (BRL)	194,687
41,155	BB Seguridade Participacoes S.A. (BRL)	247,685
38,069	Fleury S.A. (BRL)	97,560
50,925	Petroleo Brasileiro S.A. - Petrobras (BRL)	325,491
25,561	Suzano S.A. (BRL)	238,056
30,920	Vale S.A. (BRL)	295,199
		1,398,678
	Cayman Islands — 11.9%
59,621	Alibaba Group Holding Ltd. (HKD) (c)	896,389
20,110	ANTA Sports Products Ltd. (HKD) (c)	230,824
91,691	China Medical System Holdings Ltd. (HKD) (c)	155,683
225,394	Fufeng Group Ltd. (HKD) (c)	248,850
294,555	Haidilao International Holding Ltd. (HKD) (c) (d) (e)	522,157
10,108	Meituan, Class B (HKD) (c) (d) (e) (f)	155,942
26,111	Tencent Holdings Ltd. (HKD) (c)	1,828,090
135,814	Topsports International Holdings Ltd. (HKD) (c) (d) (e)	54,794
81,018	Wisdom Marine Lines Co., Ltd. (TWD) (c)	157,565
		4,250,294
	Chile — 1.3%
2,347,488	Banco de Chile (CLP)	323,374
1,904,508	Enel Chile S.A. (CLP)	121,992
		445,366
	China — 2.4%
1,101,555	Industrial & Commercial Bank of China Ltd., Class H (HKD) (c)	844,039
	Greece — 1.7%
80,833	Eurobank Ergasias Services and Holdings S.A. (EUR) (c)	296,687
5,247	Motor Oil Hellas Corinth Refineries S.A. (EUR) (c)	150,313
7,793	OPAP S.A. (EUR) (c)	174,538
		621,538
Shares	Description	Value

	Hong Kong — 1.8%
101,139	China Merchants Port Holdings Co., Ltd. (HKD)	$199,186
169,850	China Resources Pharmaceutical Group Ltd. (HKD) (c) (d) (e)	118,610
243,939	Lenovo Group Ltd. (HKD) (c)	312,791
		630,587
	India — 20.7%
38,363	Bajaj Finance Ltd. (INR) (c)	383,913
100,064	Bank of Baroda (INR) (c)	270,381
114,160	Bharat Petroleum Corp., Ltd. (INR) (c)	426,609
4,614	Britannia Industries Ltd. (INR) (c)	303,579
48,593	CG Power & Industrial Solutions Ltd. (INR) (c)	364,855
8,179	Eicher Motors Ltd. (INR) (c)	508,920
20,706	HCL Technologies Ltd. (INR) (c)	345,171
12,200	Hindustan Unilever Ltd. (INR) (c)	350,379
42,699	ICICI Bank Ltd. (INR) (c)	719,022
16,547	Indian Railway Catering & Tourism Corp., Ltd. (INR) (c)	136,410
1,751	Infosys Ltd. (INR) (c)	29,779
9,151	InterGlobe Aviation Ltd. (INR) (c) (d) (e) (f)	614,109
5,531	ITC Hotels Ltd. (INR) (c) (f)	14,498
55,709	ITC Ltd. (INR) (c)	261,258
23,332	LIC Housing Finance Ltd. (INR) (c)	155,380
1,703	LTIMindtree Ltd. (INR) (c) (d) (e)	98,512
45,584	REC Ltd. (INR) (c)	204,322
11,652	Reliance Industries Ltd. (INR) (c)	184,014
55,766	Shriram Finance Ltd. (INR) (c)	399,401
40,662	State Bank of India (INR) (c)	368,416
20,847	Sun Pharmaceutical Industries Ltd. (INR) (c)	404,850
9,572	Tata Consultancy Services Ltd. (INR) (c)	330,104
7,872	Titan Co., Ltd. (INR) (c)	299,659
41,891	Vedanta Ltd. (INR) (c)	202,307
		7,375,848
	Indonesia — 0.6%
817,441	Alamtri Resources Indonesia Tbk PT (IDR) (c)	91,633
260,304	Indofood Sukses Makmur Tbk PT (IDR) (c)	134,410
		226,043

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Israel — 1.9%
26,186	Bank Hapoalim BM (ILS) (c)	$491,068
30,804	ICL Group Ltd. (ILS) (c)	191,906
		682,974
	Malaysia — 1.7%
95,500	Alliance Bank Malaysia Bhd (MYR) (c)	100,360
142,800	IOI Corp. Bhd (MYR) (c)	126,101
48,200	MISC Bhd (MYR) (c)	84,178
360,800	Sunway Real Estate Investment Trust (MYR) (c)	189,178
99,000	TIME dotCom Bhd (MYR) (c)	120,375
		620,192
	Mexico — 0.6%
34,591	Alsea S.A.B. de C.V. (MXN) (f)	103,672
45,626	Banco del Bajio S.A. (MXN) (d) (e)	102,571
		206,243
	Netherlands — 1.1%
29,280	JBS N.V., BDR (BRL) (f)	402,057
	Philippines — 1.6%
73,780	International Container Terminal Services, Inc. (PHP) (c)	566,513
	Poland — 2.4%
6,311	Asseco Poland S.A. (PLN) (c)	340,480
5,492	Bank Handlowy w Warszawie S.A. (PLN) (c)	160,141
16,153	ORLEN S.A. (PLN) (c)	359,703
		860,324
	Russia — 0.0%
59,735	Rosneft Oil Co. PJSC (RUB) (c) (f) (g) (h)	0
23,602	Severstal PAO (RUB) (c) (f) (g) (h)	0
		0
	Saudi Arabia — 0.7%
7,391	SABIC Agri-Nutrients Co. (SAR) (c)	234,439
	Singapore — 2.1%
50,900	Sembcorp Industries Ltd. (SGD) (c)	302,656
86,900	Singapore Airlines Ltd. (SGD) (c)	453,893
		756,549
	South Africa — 1.0%
1,767	Absa Group Ltd. (ZAR) (c)	17,442
20,219	Exxaro Resources Ltd. (ZAR)	176,792
10,243	Kumba Iron Ore Ltd. (ZAR)	169,376
		363,610
Shares	Description	Value

	South Korea — 5.7%
1,974	Hyundai Motor Co. (KRW) (c)	$300,299
6,722	Kia Corp. (KRW) (c)	491,854
4,584	KT Corp. (KRW) (c)	181,893
6,573	Meritz Financial Group, Inc. (KRW) (c)	545,872
276	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e) (f)	210,872
2,738	Samsung SDS Co., Ltd. (KRW) (c)	313,687
		2,044,477
	Taiwan — 22.0%
6,511	Bora Pharmaceuticals Co., Ltd. (TWD) (c)	177,438
36,489	Chicony Electronics Co., Ltd. (TWD) (c)	159,108
69,205	Evergreen Marine Corp. Taiwan Ltd. (TWD) (c)	456,676
6,322	Global Unichip Corp. (TWD) (c)	253,179
13,811	International Games System Co., Ltd. (TWD) (c)	361,126
6,254	Jentech Precision Industrial Co., Ltd. (TWD) (c)	297,550
18,868	MediaTek, Inc. (TWD) (c)	854,429
16,842	Nan Ya Printed Circuit Board Corp. (TWD) (c)	98,663
21,275	Realtek Semiconductor Corp. (TWD) (c)	406,797
22,987	Sino-American Silicon Products, Inc. (TWD) (c)	77,065
105,983	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (c)	4,080,270
22,175	Tripod Technology Corp. (TWD) (c)	206,390
60,640	Unimicron Technology Corp. (TWD) (c)	275,263
1,702	Wiwynn Corp. (TWD) (c)	155,336
		7,859,290
	Thailand — 3.4%
124,200	Kasikornbank PCL, NVDR (THB) (c)	614,149
121,800	Kasikornbank PCL (THB) (c)	602,281
		1,216,430
	Turkey — 3.8%
249,438	Akbank T.A.S. (TRY) (c)	413,558
85,653	Aksa Enerji Uretim A/S (TRY) (c) (f)	83,824
29,507	Torunlar Gayrimenkul Yatirim Ortakligi A/S (TRY) (c)	52,985

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Turkey (Continued)
95,754	Turkiye Petrol Rafinerileri A/S (TRY) (c)	$397,823
509,862	Yapi ve Kredi Bankasi A/S (TRY) (c) (f)	421,667
		1,369,857
	Total Common Stocks	33,377,553
	(Cost $26,386,031)
EXCHANGE-TRADED FUNDS (a) (b) — 6.3%
	United States — 6.3%
1,174	iShares Core MSCI Emerging Markets ETF	70,827
28,064	iShares MSCI China ETF	1,611,716
6,170	SPDR S&P China ETF	564,555
	Total Exchange-Traded Funds	2,247,098
	(Cost $2,217,972)
MONEY MARKET FUNDS — 0.9%
302,218	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (i)	302,218
	(Cost $302,218)

	Total Investments — 100.6%	35,926,869
	(Cost $28,906,221)
	Net Other Assets and Liabilities — (0.6)%	(200,941)
	Net Assets — 100.0%	$35,725,928

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2025, securities noted as such are valued at $30,379,855 or 85.0% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of July 31, 2025.
Forward Foreign Currency Contracts at July 31, 2025:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2025	Sale Value as of 7/31/2025	Unrealized Appreciation (Depreciation)
08/29/2025	SG	USD	3,343,820	TWD	99,000,000	$3,343,820	$3,324,938	$18,882

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BDR	– Brazilian Depositary Receipt
BRL	– Brazilian Real
CLP	– Chilean Peso
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NVDR	– Non-Voting Depositary Receipt
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SAR	– Saudi Riyal
SG	– Societe Generale
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Financials	28.2%
Information Technology	24.0
Consumer Discretionary	10.5
Industrials	9.6
Communication Services	6.9
Energy	5.9
Materials	4.4
Consumer Staples	4.4
Health Care	3.2
All Other	2.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments‡
INR	20.5%
HKD	16.6
USD	16.4
TWD	13.1
KRW	5.7
BRL	5.0
TRY	3.8
THB	3.4
PLN	2.4
SGD	2.1
ILS	1.9
EUR	1.7
MYR	1.7
PHP	1.6
CLP	1.2
ZAR	1.0
SAR	0.7
IDR	0.6
MXN	0.6
RUB	0.0‡‡
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Investments are valued at $0.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 1,398,678	$ 1,398,678	$ —	$ —
Chile	445,366	445,366	—	—
Hong Kong	630,587	199,186	431,401	—
Mexico	206,243	206,243	—	—
Netherlands	402,057	402,057	—	—
Russia	—**	—	—	—**
South Africa	363,610	346,168	17,442	—
Other Country Categories*	29,931,012	—	29,931,012	—
Exchange-Traded Funds*	2,247,098	2,247,098	—	—
Money Market Funds	302,218	302,218	—	—
Total Investments	35,926,869	5,547,014	30,379,855	—**
Forward Foreign Currency Contracts	18,882	—	18,882	—
Total	$35,945,751	$5,547,014	$30,398,737	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Exchange-Traded Fund III
Additional Information
July 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.